Average Annual Total Returns - Volumetric Fund	1 Year	5 Years	10 Years	After Taxes on Distributions 1 Year	After Taxes on Distributions 5 Years	After Taxes on Distributions 10 Years	After Taxes on Distributions and Sales 1 Year	After Taxes on Distributions and Sales 5 Years	After Taxes on Distributions and Sales 10 Years	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 10 Years	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 1 Year	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 5 Years	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 10 Years
Total	12.56%	8.49%	6.05%	11.71%	7.46%	4.69%	8.05%	6.66%	4.59%	26.29%	15.69%	12.03%	5.26%	1.91%	1.26%